Stock-based Compensation - Schedule of RSUs activity under the Company's equity incentive plan (Details) shares in Thousands	12 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule Of Unvested Restricted Stock Units Roll Forward [Line Items]
Number of RSUs Outstanding, Beginning | shares	0
Number of RSUs Granted | shares	2,624
Number of RSUs Vested | shares	0
Number of RSUs Forfeited | shares	(2)
Number of RSUs Outstanding, Ending | shares	2,622
Weighted–Average Grant-Date Fair Value Outstanding, Beginning | $ / shares	$ 0
Weighted–Average Grant-Date Fair Value Granted | $ / shares	5.91
Weighted–Average Grant-Date Fair Value Vested | $ / shares	0
Weighted–Average Grant-Date Fair Value Forfeited | $ / shares	5.91
Weighted–Average Grant-Date Fair Value Outstanding, Ending | $ / shares	$ 5.91